UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	200 Clarendon Street
27th Floor Boston, MA 02116-5021

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 28, 2011

Retirement Strategies Portfolios
Retirement Strategy 2010 Portfolio
Retirement Strategy 2015 Portfolio
Retirement Strategy 2020 Portfolio
Retirement Strategy 2030 Portfolio
Retirement Strategy 2040 Portfolio
Retirement Strategy 2050 Portfolio

Goldman Sachs Retirement Strategies Portfolios

■	GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

■	GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

TABLE OF CONTENTS

Principal Investment Strategies and Risks	1

Investment Process	2

Market Review	4

Portfolio Management Discussion and Performance Summaries	6

Schedules of Investments	20

Financial Statements	26

Notes to Financial Statements	33

Financial Highlights	44

Other Information	56

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Principal Investment Strategies and Risks

The Retirement Strategies Portfolios are expected to invest all of their assets in a combination of affiliated underlying core equity, core fixed income, and other diversifier funds (“Underlying Funds”). Because the Portfolios are subject to the Underlying Fund expenses as well as their own expenses, the cost of this type of investment may be higher than a mutual fund that only invests in stocks and bonds. The risk factors to which the Portfolios are subject are proportionate to the amount of assets they allocate to each Underlying Fund. As the Portfolios are further away from their target date, the Portfolios will have a higher allocation to equity investments and will therefore have greater risk exposure to those risks associated with equity investments. As the Portfolios approach (and pass) their individual target date, their asset allocations will shift so that they invest a greater percentage of their assets in underlying fixed income funds. The Portfolios will then be more susceptible to the risks associated with fixed income investments.

Some of the risk factors associated with many of the underlying equity and certain of the other diversifier funds include the volatility of U.S. and non-U.S. equity investments, including Real Estate Investment Trusts (REITs)* ; the illiquidity associated with investments in small-capitalization companies; and the political, economic and currency risks of non-U.S. securities, which are particularly significant with respect to equities of issuers located in emerging markets. Some of the risk factors associated with many of the underlying fixed income and certain of the other diversifier funds include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the credit risk and volatility of high yield bonds; the volatility of investments in commodities; the political, economic and currency risks of non-U.S. securities, which are particularly significant with respect to issuers located in emerging markets; and financial risks associated with derivative investments.

Each Portfolio employs an asset allocation strategy designed for investors planning to retire at or around age 65 in approximately the calendar year designated in the Portfolio’s name (target date). Approximately five years after a Portfolio’s target date, the Portfolio expects that it will become part of another mutual fund managed by the Investment Adviser, the Goldman Sachs Income Strategies Portfolio, which has a current target allocation of approximately 60% of total assets in fixed income and 40% of total assets in equity. The principal value of a Portfolio is not guaranteed at any time and a Portfolio may experience losses, including near, at, or after the target date. There is no guarantee that a Portfolio will provide adequate income at and through retirement.

*	A REIT is a corporation or trust that uses the pooled capital of many investors to purchase and manage income property. REITs are traded on major exchanges just like stocks. Source : InvestorWords.com

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

What Differentiates Goldman Sachs’
Approach to Retirement Strategies?

We believe that strong, consistent investment results through asset allocation are best achieved through teams of experts working together on a global scale.

■	Goldman Sachs’ Quantitative Investment Strategies Team determines the strategic and quarterly tactical asset allocations. The team is comprised of over 110 professionals with significant academic and practitioner experience.

■	Goldman Sachs’ Portfolio Management Teams offer expert management of the underlying Goldman Sachs mutual funds in which each Retirement Strategy Portfolio (each, a “Portfolio”) invests. These same teams manage portfolios for institutional and high net worth investors.

Goldman Sachs Asset Allocation Investment Process

Quantitative Investment Strategies Team
Each Retirement Strategy Portfolio represents a diversified global portfolio on the efficient frontier. Aimed at helping investors reach their retirement goals, each Portfolio is designed to invest within a specified core equity, core fixed income and other diversifying asset class range, becoming more conservative as the Portfolio reaches its target date. The long-term strategic asset allocation is the primary source of risk and the corresponding primary determinant of total return. It therefore represents an anchor, or neutral starting point, from which tactical asset allocation decisions are made.

Quantitative Investment Strategies Team
For each Portfolio, the strategic asset allocation is combined with a measured amount of tactical risk. Changing market conditions create opportunities to capitalize on investing in different countries and asset classes relative to others over time. Within each Portfolio, we shift assets away from the strategic allocation (over and underweighting certain asset classes and countries) to seek to benefit from changing conditions in global capital markets.

Using proprietary portfolio construction models to maintain each Portfolio’s original risk/return profile over time, the team makes eight active decisions based on its current outlook on global equity, fixed income and currency markets.

■ Asset class selection	Are stocks, bonds or cash more attractive?
■ Regional equity selection	Are U.S. or non-U.S. equities more attractive?
■ Regional bond selection	Are U.S. or non-U.S. bonds more attractive?
■ U.S. equity style selection	Are U.S. value or U.S. growth equities more attractive?
■ U.S. equity size selection	Are U.S. large-cap or U.S. small-cap equities more attractive?
■ Equity country selection	Which international countries are more attractive?
■ High yield selection	Are high yield or core fixed income securities more attractive?
■ Emerging/developed equity selection	Are emerging or developed equities more attractive?

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Mutual Fund Portfolio Management Teams
Each Portfolio is comprised of underlying Goldman Sachs Mutual Funds managed by broad, deep portfolio management teams. In addition to global tactical asset allocation, we seek to generate excess returns through security selection within each underlying mutual fund. Whether in the core equity, core fixed income or other diversifying asset classes arenas, these portfolio management teams share a commitment to firsthand fundamental research and seek performance driven by successful security selection.

Enhancements Made to Proprietary Quantitative Model during the Six-Month Period Ended February 28, 2011

To construct the Retirement Strategies Portfolios (the “Portfolios”), the Quantitative Investment Strategies (“QIS”) team makes active decisions based on its current outlook on global equity, fixed income and currency markets. On a quarterly basis, in order to benefit from changing conditions in global capital markets, the QIS team shifts assets away from the existing allocation (i.e., tactically tilting the Portfolios’ positions in certain asset classes and countries from their strategic, long-term weights).

The QIS team’s Global Tactical Asset Allocation (GTAA) model, which drives the tactical views implemented in the Portfolios, uses financial and economic factors in seeking to capture intuitive fundamental relationships across markets that are grounded in financial theory and have behavioral or economic motivation. The QIS team’s approach is to combine traditional fundamental analysis with sophisticated quantitative modeling and, through proprietary daily risk models, to carefully construct and manage risk in the Portfolios.

During the six-month period ended February 28, 2011, the QIS team enhanced the GTAA model by refining various signals in its currency, bond and equity strategies. The QIS team believes these enhancements will further add value to its process over time.

MARKET REVIEW

Goldman Sachs Retirement Strategies Portfolios

Market Review

After a slowdown that raised fears of a double dip recession, the global economic recovery regained momentum during the six months ended February 28, 2011 (the “Reporting Period”).

When the Reporting Period began in September 2010, U.S. economic data was mixed. Earlier gains in U.S. industrial production and business investment had leveled out, and though activity slowed across manufacturing and services, these sectors still continued to expand. The exception to this pattern in the U.S. economy was consumer demand, which remained constrained by ongoing job losses and a persistently weak housing market.

Still, as the Reporting Period progressed, investor sentiment was buoyed by strong corporate earnings and confidence in accommodative monetary and fiscal policy, including the formal announcement of a second round of quantitative easing by the Federal Reserve (“the Fed”) in November and the extension of tax cuts by the U.S. government in December. U.S. economic growth increased with the Gross Domestic Product (“GDP”) expanding at an annualized rate of 2.6% in the third quarter and 2.8% in fourth quarter. Robust sales figures, strong increases in purchasing and manufacturing surveys, and increased business spending were reported. Although the labor market did not show a consistently positive trend, conditions began to improve. In December, the unemployment rate declined to 9.4%, with non-farm payrolls showing a modest increase of 103,000 jobs. Although job growth was meager in January, the rate of joblessness fell further to 9.0%. The unemployment rate then dropped to 8.9% in February as non-farm payrolls increased by 192,000 jobs.

The economic recovery continued overseas as well. The Eurozone beat expectations despite the divergence between the economic strength of Germany and the economic contractions in peripheral European Union member states. Growth in many emerging market countries tended to be far more robust than that of their developed market counterparts.

Equity Markets

U.S. and international equity indices posted substantial gains during the Reporting Period, reflecting increased confidence about the global economic recovery. The U.S. equity market, as represented by the Standard & Poor’s 500® Index (the “S&P 500 Index”), posted a return of 27.73% for the Reporting Period. Notably, the U.S. equity market outpaced the developed international equity markets, as investors gained confidence in the U.S. economic recovery. The MSCI EAFE Index (Net), representing non-U.S. equity markets, rose 23.77%. In the last two months of the Reporting Period, unrest in the Arab nations, particularly the fall of Egypt’s Mubarak government and violent clashes in Libya, prompted investor flows from emerging to developed equity markets, such as the U.S. Still, the emerging equity markets, represented by the MSCI Emerging Markets Index (Net), rose 14.95% for the Reporting Period overall.

From a capitalization perspective within the U.S. equity market, small-cap companies performed best, followed by mid-cap companies and then large-cap companies. Growth stocks outperformed value stocks across the capitalization spectrum. (All as measured by Russell Investments indices.)

MARKET REVIEW

Fixed Income Markets

The fixed income market experienced mixed results during the Reporting Period. In the U.S., government bonds and investment grade corporate bonds were among the weakest-performing sectors with longer-term maturities generally turning in the worst results. High yield corporate bonds posted the largest gains. The Barclays Capital U.S. High Yield Bond Index (2% Cap), up 10.05%, significantly outperformed the Barclays Capital U.S. Aggregate Bond Index, which returned -0.83%.

The global fixed income market, as represented by the Barclays Capital Global Aggregate Bond Index (U.S. dollar hedged), was up 1.77% for the Reporting Period. Emerging markets debt, as represented by the JP Morgan EMBI Global Diversified Index, was relatively flat at -0.52%. During the Reporting Period, there was concern that rising inflation in many of these high growth economies would prompt interest rate increases. Still, both dollar-denominated and local currency emerging market bonds benefited from strong investor demand for higher yields, with local currency bonds receiving additional support from currency appreciation versus the U.S. dollar.

Regional and Sector Preferences

Equities

■ Regional — The Quantitative Investment Strategies (“QIS”) team grew increasingly bullish on equities versus fixed income as a result of equities’ inexpensive long-term valuations. The QIS team preferred international equities relative to U.S. equities until the beginning of 2011 when supportive macroeconomic conditions and strong momentum in U.S. stocks led to a shift in preference for U.S. equities over international equities. When the Reporting Period began, the QIS team favored emerging market equities versus developed market equities, becoming relatively neutral at the end of 2010 and then bearish in early 2011 because of expensive valuations, weak momentum and poor investment flows for emerging market equities.

The QIS Team implemented its country level views within the Goldman Sachs Structured International Equity Fund and the Goldman Sachs Structured Emerging Markets Equity Fund, which served as two of the Portfolios’ Underlying Funds.

■ Style and Size — Among U.S. equities, the Portfolios were overweight U.S. value stocks at the beginning of the Reporting Period, largely because U.S. value stocks appeared relatively inexpensive compared to U.S. growth stocks. However, in response to weak momentum and lower risk premiums in the fourth quarter of 2010, the QIS team shifted the Portfolios to a neutral position. Throughout the Reporting Period, the Portfolios maintained an overweight to small-cap stocks relative to large-cap stocks. However, near the end of the Reporting Period, as small-cap stocks appeared increasingly expensive versus large-cap stocks, the QIS team moderated its bullish view and slightly reduced the Portfolios’ overweighted position.

Fixed Income

During the Reporting Period, the QIS team preferred international fixed income over U.S. fixed income because of that segment’s relatively less expensive valuations and strong short-term momentum. Within U.S. fixed income, the QIS team favored U.S. high yield bonds over investment-grade bonds because of a supportive interest rate environment and strong momentum.

PORTFOLIO RESULTS

Goldman Sachs Retirement Strategies Portfolios

Portfolio Management Discussion and Analysis

Below, the Goldman Sachs Quantitative Investment Strategies Team discusses the Portfolios’ performance and positioning for the six-month period ended February 28, 2011 (the “Reporting Period”).

Q	How did the Goldman Sachs Retirement Strategies Portfolios (the “Portfolios”) perform during the Reporting Period?

A	Goldman Sachs Retirement Strategy 2010 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of 15.42%, 15.59%, 15.60% and 15.32%, respectively. This compares to the 12.76% cumulative total return of the Portfolio’s blended benchmark, which is comprised of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), during the same period.

Goldman Sachs Retirement Strategy 2015 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of 17.58%, 17.97%, 17.84% and 17.50%, respectively. This compares to the 15.04% cumulative total return of the Portfolio’s blended benchmark, which is comprised of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), during the same period.

Goldman Sachs Retirement Strategy 2020 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of 19.67%, 19.80%, 19.78% and 19.52%, respectively. This compares to the 17.02% cumulative total return of the Portfolio’s blended benchmark, which is comprised of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), during the same period.

Goldman Sachs Retirement Strategy 2030 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of 22.38%, 22.54%, 22.45% and 22.04%, respectively. This compares to the 19.93% cumulative total return of the Portfolio’s blended benchmark, which is comprised of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), during the same period.

Goldman Sachs Retirement Strategy 2040 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of 23.36%, 23.81%, 23.68% and 23.33%, respectively. This compares to the 21.41% cumulative total return of the Portfolio’s blended benchmark, which is comprised of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), during the same period.

Goldman Sachs Retirement Strategy 2050 Portfolio — During the Reporting Period, the Portfolio’s Class A, Institutional, IR and R Shares generated cumulative total returns, without sales charges, of 24.90%, 24.96%, 24.83% and 24.77%, respectively. This compares to the 22.83% cumulative total return of the Portfolio’s blended benchmark, which is comprised of the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), during the same period.

The components of the Portfolios’ blended benchmarks generated cumulative total returns of 27.73%, -0.83% and 23.77% for the S&P 500® Index, the Barclays Capital U.S. Aggregate Bond Index and the MSCI EAFE Index (Net), respectively, during the same period. The differing returns of the Portfolios’ blended benchmarks reflect the varying percentages of the components comprising each blended benchmark.

Q	What key factors affected the Portfolios’ performance during the Reporting Period?

A	During the Reporting Period, all six Portfolios provided positive results. Our strategic, long-term asset allocation policy and our quarterly tactical decisions added to the Portfolios’ relative performance. The performance of the Underlying Funds overall also enhanced results.

Q	How did Global Tactical Asset Allocation decisions help or hurt the Portfolios’ performance during the Reporting Period?

A	During the Reporting Period, the implementation of our quarterly tactical views contributed to the performance of all six Portfolios.

PORTFOLIO RESULTS

As equities outperformed fixed income during the Reporting Period, our preference for global equities over global fixed income contributed positively.

Within the Portfolios’ equity allocation, an overweighted position to small-cap stocks versus large-cap stocks from the beginning of the Reporting Period through the end of 2010 was advantageous. Small-cap stocks significantly outpaced large-cap stocks during the Reporting Period as a whole. The impact of the Portfolios’ overweight to U.S. value stocks over U.S. growth stocks was flat.

Our preference for developed market stocks over emerging market stocks in January and February 2011 boosted relative results, as developed market stocks outperformed their emerging market counterparts during these months. Our views on domestic equities versus international equities detracted from the Portfolios’ performance during the Reporting Period overall.

In fixed income, the Portfolios’ modestly overweighted position to high yield bonds versus investment-grade bonds enhanced their relative performance. Our preference for international fixed income versus U.S. fixed income detracted slightly from results during the Reporting Period.

Q	How did the Portfolios’ Underlying Funds perform relative to their respective benchmark indices during the Reporting Period?

A	During the Reporting Period, the performance of the Underlying Funds overall enhanced the Portfolios’ results. Among Underlying Core Equity Funds, the Goldman Sachs Structured International Equity Fund and the Goldman Sachs Structured Small Cap Equity Fund performed best relative to their respective benchmark indices. The Goldman Sachs Strategic Growth Fund and the Goldman Sachs Structured Large Cap Growth Fund underperformed most relative to their respective benchmark indices.

Among Underlying Core Fixed Income Funds, the Goldman Sachs Core Fixed Income Fund outperformed most relative to its respective benchmark index. The Goldman Sachs Inflation Protected Securities Fund underperformed most relative to its benchmark index. Among Underlying Other Diversifier Funds, the Goldman Sachs Structured International Small Cap Fund and the Goldman Sachs Structured Emerging Markets Equity Funds performed best relative to their respective benchmark indices. The Goldman Sachs Real Estate Securities Fund and the Goldman Sachs Absolute Return Tracker Fund underperformed most relative to their benchmark indices during the Reporting Period.

Q	How did the Portfolios use derivatives during the Reporting Period?

A	The Portfolios do not directly invest in derivatives. However, some of the Underlying Funds used derivatives during the Reporting Period to apply their active investment views with greater versatility and to afford greater risk management precision. As market conditions warranted during the Reporting Period, some of these Underlying Funds engaged in forward foreign currency exchange contracts, financial futures contracts and swap contracts to enhance return and for hedging purposes.

Q	What tactical changes did you make during the Reporting Period within both the equity and fixed income portions of the Portfolios?

A	We grew increasingly bullish on equities versus fixed income during the Reporting Period. In the fourth quarter of 2010, we favored international equities over U.S. equities. We reversed our view in early 2011 and became bullish on U.S. equities over international equities. Although we favored value stocks over growth stocks at the beginning of the Reporting Period, we adopted a relatively neutral position during the fourth quarter and through the end of the Reporting Period. We moderated our preference for small-cap stocks over large-cap stocks. From an overweight in emerging market equities versus developed market equities, we shifted the Portfolios to a neutral position during the fourth calendar quarter and then to an underweight in early 2011.

In fixed income, we moderated the Portfolios’ overweight to non-U.S. fixed income versus U.S. fixed income. Throughout the Reporting Period, the Portfolios remained consistently overweight to U.S. high yield bonds relative to investment-grade bonds.

Q	What was the Portfolios’ tactical view and strategy at the end of the Reporting Period?

A	As of February 28, 2011, we remained bullish on stocks relative to bonds because of, in our view, equities’ inexpensive long-term valuations. Within the U.S. equity market, the Portfolios were neutral value stocks versus growth stocks and overweight small-cap stocks versus large-cap stocks. The Portfolios were overweight U.S. equities relative to international equities. We favored developed market stocks versus the stocks of emerging nations, and we continued to have a preference for international fixed income relative to U.S. fixed income. We were slightly bullish on high yield bonds relative to investment-grade fixed income.

FUND BASICS

Retirement Strategy 2010 Portfolio
as of February 28, 2011

PERFORMANCE REVIEW

September 1, 2010–February 28, 2011	Portfolio Total Return (based on NAV)[1]

Class A	15.42%
Institutional	15.59
Class IR	15.60
Class R	15.32

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 12/31/10	One Year	Since Inception	Inception Date

Class A	4.01%	-2.38%	9/5/07
Institutional	10.59	-0.30	9/5/07
Class IR	10.46	-1.39	11/30/07
Class R	9.89	-1.88	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.25%	2.76%
Institutional	0.85	2.36
Class IR	1.00	2.51
Class R	1.50	3.01

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[4]

Percentage of Net Assets

[4]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2015 Portfolio
as of February 28, 2011

PERFORMANCE REVIEW

September 1, 2010–February 28, 2011	Portfolio Total Return (based on NAV)[1]

Class A	17.58%
Institutional	17.97
Class IR	17.84
Class R	17.50

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 12/31/10	One Year	Since Inception	Inception Date

Class A	4.33%	-3.45%	9/5/07
Institutional	10.91	-1.40	9/5/07
Class IR	10.63	-2.50	11/30/07
Class R	10.09	-3.00	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.28%	2.87%
Institutional	0.88	2.47
Class IR	1.03	2.62
Class R	1.53	3.12

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[4]

Percentage of Net Assets

[4]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2020 Portfolio
as of February 28, 2011

PERFORMANCE REVIEW

September 1, 2010–February 28, 2011	Portfolio Total Return (based on NAV)[1]

Class A	19.67%
Institutional	19.80
Class IR	19.78
Class R	19.52

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 12/31/10	One Year	Since Inception	Inception Date

Class A	4.81%	-4.31%	9/5/07
Institutional	11.24	-2.29	9/5/07
Class IR	11.36	-3.36	11/30/07
Class R	10.61	-3.87	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.30%	2.66%
Institutional	0.90	2.26
Class IR	1.05	2.41
Class R	1.55	2.91

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[4]

Percentage of Net Assets

[4]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2030 Portfolio
as of February 28, 2011

PERFORMANCE REVIEW

September 1, 2010–February 28, 2011	Portfolio Total Return (based on NAV)[1]

Class A	22.38%
Institutional	22.54
Class IR	22.45
Class R	22.04

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 12/31/10	One Year	Since Inception	Inception Date

Class A	5.28%	-5.51%	9/5/07
Institutional	11.94	-3.51	9/5/07
Class IR	11.69	-4.63	11/30/07
Class R	11.25	-5.10	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.32%	2.34%
Institutional	0.92	1.94
Class IR	1.07	2.09
Class R	1.57	2.59

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[4]

Percentage of Net Assets

[4]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2040 Portfolio
as of February 28, 2011

PERFORMANCE REVIEW

September 1, 2010–February 28, 2011	Portfolio Total Return (based on NAV)[1]

Class A	23.36%
Institutional	23.81
Class IR	23.68
Class R	23.33

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 12/31/10	One Year	Since Inception	Inception Date

Class A	5.52%	-5.89%	9/5/07
Institutional	12.18	-3.90	9/5/07
Class IR	11.88	-5.02	11/30/07
Class R	11.48	-5.44	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.34%	2.86%
Institutional	0.94	2.46
Class IR	1.09	2.61
Class R	1.59	3.11

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[4]

Percentage of Net Assets

[4]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

FUND BASICS

Retirement Strategy 2050 Portfolio
as of February 28, 2011

PERFORMANCE REVIEW

September 1, 2010–February 28, 2011	Portfolio Total Return (based on NAV)[1]

Class A	24.90%
Institutional	24.96
Class IR	24.83
Class R	24.77

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 12/31/10	One Year	Since Inception	Inception Date

Class A	5.84%	-6.14%	9/5/07
Institutional	12.50	-4.17	9/5/07
Class IR	12.37	-5.31	11/30/07
Class R	11.60	-5.82	11/30/07

[2]	The Standardized Average Annual Total Returns are average annual total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Class IR and Class R Shares do not involve a sales charge, such a charge is not applied to their Standardized Average Annual Total Returns.

The returns represent past performance. Past performance does not guarantee future results. The Portfolio’s investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.34%	3.35%
Institutional	0.94	2.95
Class IR	1.09	3.10
Class R	1.59	3.60

[3]	The expense ratios of the Portfolio, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectus for the Portfolio and may differ from the expense ratios disclosed in the Financial Highlights in this report due to Underlying Fund fees and expenses. Applicable waivers and expense limitations may be modified or terminated in the future, consistent with the terms of any agreements in place. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS

OVERALL UNDERLYING FUND WEIGHTINGS[4]

Percentage of Net Assets

[4]	The Portfolio is actively managed and, as such, its composition may differ over time. The percentage shown for each underlying fund reflects the value of that underlying fund as a percentage of net assets of the Portfolio. Figures in the above graph may not sum to 100% due to rounding and/or the exclusion of other assets and liabilities.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Schedule of Investments
February 28, 2011 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.5%
Underlying Core Equity Funds – 50.9%
236,674	Goldman Sachs Structured International Equity Fund – 21.1%	$2,631,812
87,187	Goldman Sachs Structured Large Cap Growth Fund – 9.1%	1,136,923
103,458	Goldman Sachs Structured Large Cap Value Fund – 8.9%	1,111,144
40,097	Goldman Sachs Structured Small Cap Equity Fund – 4.2%	525,675
43,887	Goldman Sachs Strategic Growth Fund – 3.8%	475,734
37,630	Goldman Sachs Large Cap Value Fund – 3.8%	473,387

		6,354,675

Underlying Core Fixed Income Funds – 25.5%
146,532	Goldman Sachs Inflation Protected Securities Fund – 12.8%	1,598,659
79,464	Goldman Sachs Global Income Fund – 8.1%	1,008,404
58,672	Goldman Sachs Core Fixed Income Fund – 4.6%	578,503

		3,185,566

Underlying Other Diversifier Funds – 24.1%
99,323	Goldman Sachs Commodity Strategy Fund – 5.2%	653,545
59,715	Goldman Sachs Absolute Return Tracker Fund – 4.5%	564,307
45,113	Goldman Sachs Structured International Small Cap Fund – 3.3%	406,469
44,404	Goldman Sachs Structured Emerging Markets Equity Fund – 3.2%	394,756
32,451	Goldman Sachs High Yield Fund – 1.9%	241,757
14,539	Goldman Sachs Real Estate Securities Fund – 1.6%	198,025
31,010	Goldman Sachs International Real Estate Securities Fund – 1.6%	196,290
19,007	Goldman Sachs Local Emerging Markets Debt Fund – 1.4%	177,716
13,879	Goldman Sachs Emerging Markets Debt Fund – 1.4%	168,902

		3,001,767

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.5%
(Cost $11,042,638)		$12,542,008

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(60,665)

NET ASSETS – 100.0%		$12,481,343

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

20          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Schedule of Investments
February 28, 2011 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.5%
Underlying Core Equity Funds – 58.3%
281,347	Goldman Sachs Structured International Equity Fund – 24.5%	$3,128,574
102,426	Goldman Sachs Structured Large Cap Growth Fund – 10.5%	1,335,629
121,415	Goldman Sachs Structured Large Cap Value Fund – 10.2%	1,303,999
51,673	Goldman Sachs Strategic Growth Fund – 4.4%	560,135
44,247	Goldman Sachs Large Cap Value Fund – 4.4%	556,631
41,792	Goldman Sachs Structured Small Cap Equity Fund – 4.3%	547,895

		7,432,863

Underlying Core Fixed Income Funds – 17.6%
103,214	Goldman Sachs Inflation Protected Securities Fund – 8.9%	1,126,063
63,576	Goldman Sachs Global Income Fund – 6.3%	806,778
31,259	Goldman Sachs Core Fixed Income Fund – 2.4%	308,214

		2,241,055

Underlying Other Diversifier Funds – 24.6%
109,621	Goldman Sachs Commodity Strategy Fund – 5.7%	721,308
59,854	Goldman Sachs Absolute Return Tracker Fund – 4.4%	565,616
50,274	Goldman Sachs Structured Emerging Markets Equity Fund – 3.5%	446,932
47,370	Goldman Sachs Structured International Small Cap Fund – 3.4%	426,801
31,083	Goldman Sachs High Yield Fund – 1.8%	231,572
14,548	Goldman Sachs Real Estate Securities Fund – 1.6%	198,141
31,102	Goldman Sachs International Real Estate Securities Fund – 1.5%	196,874
18,573	Goldman Sachs Local Emerging Markets Debt Fund – 1.4%	173,660
13,641	Goldman Sachs Emerging Markets Debt Fund – 1.3%	166,009

		3,126,913

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.5%
(Cost $10,797,983)		$12,800,831

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(57,693)

NET ASSETS – 100.0%		$12,743,138

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.          21

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Schedule of Investments
February 28, 2011 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.3%
Underlying Core Equity Funds – 64.7%
465,122	Goldman Sachs Structured International Equity Fund – 27.6%	$5,172,161
167,604	Goldman Sachs Structured Large Cap Growth Fund – 11.6%	2,185,556
198,600	Goldman Sachs Structured Large Cap Value Fund – 11.4%	2,132,959
84,529	Goldman Sachs Strategic Growth Fund – 4.9%	916,290
72,352	Goldman Sachs Large Cap Value Fund – 4.8%	910,185
62,479	Goldman Sachs Structured Small Cap Equity Fund – 4.4%	819,096

		12,136,247

Underlying Core Fixed Income Funds – 11.1%
95,673	Goldman Sachs Inflation Protected Securities Fund – 5.6%	1,043,795
68,552	Goldman Sachs Global Income Fund – 4.6%	869,928
16,398	Goldman Sachs Core Fixed Income Fund – 0.9%	161,682

		2,075,405

Underlying Other Diversifier Funds – 24.5%
170,417	Goldman Sachs Commodity Strategy Fund – 6.0%	1,121,343
77,860	Goldman Sachs Absolute Return Tracker Fund – 3.9%	735,779
80,576	Goldman Sachs Structured Emerging Markets Equity Fund – 3.8%	716,316
71,241	Goldman Sachs Structured International Small Cap Fund – 3.4%	641,884
45,257	Goldman Sachs High Yield Fund – 1.8%	337,166
20,950	Goldman Sachs Real Estate Securities Fund – 1.5%	285,333
44,929	Goldman Sachs International Real Estate Securities Fund – 1.5%	284,397
26,243	Goldman Sachs Local Emerging Markets Debt Fund – 1.3%	245,368
19,253	Goldman Sachs Emerging Markets Debt Fund – 1.3%	234,306

		4,601,892

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.3%
(Cost $15,921,199)		$18,813,544

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(65,159)

NET ASSETS – 100.0%		$18,748,385

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

22          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Schedule of Investments
February 28, 2011 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.5%
Underlying Core Equity Funds – 72.5%
798,996	Goldman Sachs Structured International Equity Fund – 31.1%	$8,884,840
287,439	Goldman Sachs Structured Large Cap Growth Fund – 13.1%	3,748,209
339,997	Goldman Sachs Structured Large Cap Value Fund – 12.8%	3,651,573
144,881	Goldman Sachs Strategic Growth Fund – 5.5%	1,570,515
123,753	Goldman Sachs Large Cap Value Fund – 5.5%	1,556,807
96,981	Goldman Sachs Structured Small Cap Equity Fund – 4.5%	1,271,417

		20,683,361

Underlying Core Fixed Income Funds – 5.0%
65,986	Goldman Sachs Inflation Protected Securities Fund – 2.5%	719,911
55,971	Goldman Sachs Global Income Fund – 2.5%	710,269

		1,430,180

Underlying Other Diversifier Funds – 23.0%
265,146	Goldman Sachs Commodity Strategy Fund – 6.1%	1,744,659
133,933	Goldman Sachs Structured Emerging Markets Equity Fund – 4.2%	1,190,668
110,965	Goldman Sachs Structured International Small Cap Fund – 3.5%	999,791
101,609	Goldman Sachs Absolute Return Tracker Fund – 3.4%	960,202
31,395	Goldman Sachs Real Estate Securities Fund – 1.5%	427,600
67,331	Goldman Sachs International Real Estate Securities Fund – 1.5%	426,208
45,845	Goldman Sachs High Yield Fund – 1.2%	341,542
26,246	Goldman Sachs Local Emerging Markets Debt Fund – 0.8%	245,402
19,338	Goldman Sachs Emerging Markets Debt Fund – 0.8%	235,345

		6,571,417

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.5%
(Cost $24,175,313)		$28,684,958

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.5)%		(141,493)

NET ASSETS – 100.0%		$28,543,465

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.          23

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Schedule of Investments
February 28, 2011 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.4%
Underlying Core Equity Funds – 75.7%
483,587	Goldman Sachs Structured International Equity Fund – 32.6%	$5,377,491
174,266	Goldman Sachs Structured Large Cap Growth Fund – 13.7%	2,272,422
205,979	Goldman Sachs Structured Large Cap Value Fund – 13.4%	2,212,211
87,886	Goldman Sachs Strategic Growth Fund – 5.8%	952,682
75,052	Goldman Sachs Large Cap Value Fund – 5.7%	944,159
56,382	Goldman Sachs Structured Small Cap Equity Fund – 4.5%	739,169

		12,498,134

Underlying Core Fixed Income Funds – 3.0%
38,723	Goldman Sachs Global Income Fund – 3.0%	491,389

Underlying Other Diversifier Funds – 21.7%
152,013	Goldman Sachs Commodity Strategy Fund – 6.1%	1,000,248
80,021	Goldman Sachs Structured Emerging Markets Equity Fund – 4.3%	711,387
64,617	Goldman Sachs Structured International Small Cap Fund – 3.5%	582,203
54,741	Goldman Sachs Absolute Return Tracker Fund – 3.1%	517,303
17,974	Goldman Sachs Real Estate Securities Fund – 1.5%	244,799
38,585	Goldman Sachs International Real Estate Securities Fund – 1.5%	244,245
15,958	Goldman Sachs High Yield Fund – 0.7%	118,886
9,079	Goldman Sachs Local Emerging Markets Debt Fund – 0.5%	84,884
6,663	Goldman Sachs Emerging Markets Debt Fund – 0.5%	81,090

		3,585,045

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.4%
(Cost $13,606,017)		$16,574,568

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(64,747)

NET ASSETS – 100.0%		$16,509,821

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

24          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Schedule of Investments
February 28, 2011 (Unaudited)

Shares	Description	Value

Underlying Funds (Institutional Shares)(a) – 100.4%
Underlying Core Equity Funds – 78.8%
381,747	Goldman Sachs Structured International Equity Fund – 33.9%	$4,245,026
137,953	Goldman Sachs Structured Large Cap Growth Fund – 14.4%	1,798,903
163,031	Goldman Sachs Structured Large Cap Value Fund – 14.0%	1,750,958
69,574	Goldman Sachs Strategic Growth Fund – 6.0%	754,184
59,435	Goldman Sachs Large Cap Value Fund – 6.0%	747,688
42,965	Goldman Sachs Structured Small Cap Equity Fund – 4.5%	563,265

		9,860,024

Underlying Core Fixed Income Funds – 1.1%
10,836	Goldman Sachs Global Income Fund – 1.1%	137,508

Underlying Other Diversifier Funds – 20.5%
114,186	Goldman Sachs Commodity Strategy Fund – 6.0%	751,343
62,686	Goldman Sachs Structured Emerging Markets Equity Fund – 4.4%	557,279
49,315	Goldman Sachs Structured International Small Cap Fund – 3.5%	444,328
38,799	Goldman Sachs Absolute Return Tracker Fund – 2.9%	366,650
13,499	Goldman Sachs Real Estate Securities Fund – 1.5%	183,851
29,008	Goldman Sachs International Real Estate Securities Fund – 1.5%	183,620
4,476	Goldman Sachs High Yield Fund – 0.3%	33,349
2,548	Goldman Sachs Local Emerging Markets Debt Fund – 0.2%	23,827
1,847	Goldman Sachs Emerging Markets Debt Fund – 0.2%	22,478

		2,566,725

TOTAL UNDERLYING FUNDS (INSTITUTIONAL SHARES) – 100.4%
(Cost $10,304,805)		$12,564,257

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(55,620)

NET ASSETS – 100.0%		$12,508,637

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

(a)	Represents Affiliated Funds.

The accompanying notes are an integral part of these financial statements.          25

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Assets and Liabilities
February 28, 2011 (Unaudited)

Retirement
Strategy 2010
Portfolio
Assets:

Investments in Affiliated Underlying Funds, at value (identified cost $11,042,638, $10,797,983, $15,921,199, $24,175,313, $13,606,017 and $10,304,805, respectively)	$12,542,008
Cash	5,690
Receivables:
Dividends	6,309
Reimbursement from investment adviser	1,776
Portfolio shares sold	1,912

Total assets	12,557,695

Liabilities:

Payables:
Investment securities purchased	11,999
Amounts owed to affiliates	3,948
Portfolio shares redeemed	625
Accrued expenses	59,780

Total liabilities	76,352

Net Assets:

Paid-in capital	13,243,140
Accumulated undistributed (distributions in excess of) net investment income	(89,005)
Accumulated net realized loss from investment transactions	(2,172,162)
Net unrealized gain on investments	1,499,370

NET ASSETS	$12,481,343

Net Assets:
Class A	$5,091,467
Institutional	5,284,200
Class IR	9,921
Class R	2,095,755

Total Net Assets	$12,481,343

Shares Outstanding $0.001 par value (unlimited shares authorized):
Class A	574,359
Institutional	593,556
Class IR	1,116
Class R	236,739

Net asset value, offering and redemption price per share:(a)
Class A	$8.86
Institutional	8.90
Class IR	8.89
Class R	8.85

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Retirement Strategy 2010, Retirement Strategy 2015, Retirement Strategy 2020, Retirement Strategy 2030, Retirement Strategy 2040 and Retirement Strategy 2050 Portfolios is $9.38, $9.01, $8.81, $8.50, $8.32 and $8.32, respectively.

26          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement	Retirement	Retirement	Retirement	Retirement
Strategy 2015	Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$12,800,831	$18,813,544	$28,684,958	$16,574,568	$12,564,257
2,433	16,223	57,594	27,198	15,034

4,977	5,730	5,027	1,425	397
—	1,573	—	2,141	2,489
2,871	5,185	16,607	7,179	30,502

12,811,112	18,842,255	28,764,186	16,612,511	12,612,679

4,977	21,953	56,551	28,623	40,432
3,562	5,871	9,923	5,163	2,707
—	7,238	95,440	9,822	1,624
59,435	58,808	58,807	59,082	59,279

67,974	93,870	220,721	102,690	104,042

13,835,858	18,955,968	27,178,649	16,978,230	13,852,248
(64,216)	(72,321)	(63,562)	19,229	97,035
(3,031,352)	(3,027,607)	(3,081,267)	(3,456,189)	(3,700,098)
2,002,848	2,892,345	4,509,645	2,968,551	2,259,452

$12,743,138	$18,748,385	$28,543,465	$16,509,821	$12,508,637

$4,966,423	$11,499,513	$19,379,009	$10,174,342	$4,269,082
6,742,083	6,143,203	7,507,158	5,647,470	8,026,893
9,626	202,941	9,026	10,208	8,881
1,025,006	902,728	1,648,272	677,801	203,781

$12,743,138	$18,748,385	$28,543,465	$16,509,821	$12,508,637

583,474	1,380,442	2,414,436	1,294,093	543,441
788,855	733,853	931,758	715,269	1,016,837
1,128	24,274	1,125	1,295	1,126
121,105	108,657	205,729	86,325	25,894

$8.51	$8.33	$8.03	$7.86	$7.86
8.55	8.37	8.06	7.90	7.89
8.54	8.36	8.02	7.89	7.88
8.46	8.31	8.01	7.85	7.87

The accompanying notes are an integral part of these financial statements.          27

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Operations
For the Six Months Ended February 28, 2011 (Unaudited)

Retirement
Strategy 2010
Portfolio

Investment income:

Dividends from Affiliated Underlying Funds	$241,459

Expenses:

Professional fees	31,696
Custody and accounting fees	20,790
Registration fees	19,925
Printing and mailing costs	13,525
Distribution and Service fees(a)	11,548
Management fees	9,419
Transfer Agent fees(a)	8,199
Trustee fees	7,948
Other	1,870

Total expenses	124,920

Less — expense reductions	(98,016)

Net expenses	26,904

NET INVESTMENT INCOME	214,555

Realized and unrealized gain (loss) from investment transactions:

Capital gain distributions from Affiliated Underlying Funds	105,913
Net realized gain (loss) from Affiliated Underlying Funds	583,890
Net change in unrealized gain on Affiliated Underlying Funds	890,960

Net realized and unrealized gain from investment transactions	1,580,763

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,795,318

(a)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service Fees		Transfer Agent Fees
Portfolio	Class A	Class R	Class A	Institutional	Class IR	Class R
Retirement Strategy 2010	$7,385	$4,163	$5,613	$995	$9	$1,582
Retirement Strategy 2015	6,278	1,949	4,772	1,252	9	741
Retirement Strategy 2020	13,399	1,743	10,183	1,089	149	663
Retirement Strategy 2030	22,007	3,466	16,725	1,215	58	1,318
Retirement Strategy 2040	11,416	1,441	8,676	1,012	9	548
Retirement Strategy 2050	4,702	497	3,574	1,433	7	189

28          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement	Retirement	Retirement	Retirement	Retirement
Strategy 2015	Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050
Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

$243,434	$349,646	$532,725	$316,804	$237,374

31,696	31,696	31,696	31,696	31,696
20,138	22,511	21,986	21,590	21,241
18,985	19,754	21,412	20,216	19,042
13,215	13,523	13,565	13,497	13,482
8,227	15,142	25,473	12,857	5,199
9,056	12,766	18,846	11,084	8,350
6,774	12,084	19,316	10,245	5,203
7,947	7,948	7,950	7,948	7,946
1,866	1,903	1,683	1,884	1,540

117,904	137,327	161,927	131,017	113,699

(96,021)	(100,398)	(102,815)	(99,492)	(96,951)

21,883	36,929	59,112	31,525	16,748

221,551	312,717	473,613	285,279	220,626

79,611	82,802	63,750	4,299	2,570
345,793	439,274	460,910	303,538	(154,441)
1,274,848	2,149,447	3,832,205	2,411,724	2,330,164

1,700,252	2,671,523	4,356,865	2,719,561	2,178,293

$1,921,803	$2,984,240	$4,830,478	$3,004,840	$2,398,919

The accompanying notes are an integral part of these financial statements.          29

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Changes in Net Assets

	Retirement Strategy 2010 Portfolio		Retirement Strategy 2015 Portfolio
	For the		For the
	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
	February 28, 2011	Year Ended	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

From operations:

Net investment income	$214,555	$343,736	$221,551	$326,582
Net realized gain (loss) from investment transactions and capital gain distributions	689,803	(154,123)	425,404	(1,694,640)
Net change in unrealized gain on investment transactions	890,960	608,254	1,274,848	2,055,822

Net increase in net assets resulting from operations	1,795,318	797,867	1,921,803	687,764

Distributions to shareholders:

From net investment income
Class A Shares	(169,854)	(167,074)	(141,662)	(136,021)
Institutional Shares	(172,543)	(273,641)	(201,695)	(289,801)
Class IR Shares	(312)	(255)	(275)	(239)
Class R Shares	(64,179)	(217)	(28,143)	(842)
From net realized gains
Class A Shares	—	(511)	—	—
Institutional Shares	—	(754)	—	—
Class IR Shares	—	(1)	—	—
Class R Shares	—	(1)	—	—

Total distributions to shareholders	(406,888)	(442,454)	(371,775)	(426,903)

From share transactions:

Proceeds from sales of shares	2,019,065	4,492,766	1,990,625	2,766,367
Reinvestment of distributions	406,210	440,896	370,303	426,903
Cost of shares redeemed	(3,198,892)	(6,833,914)	(1,833,183)	(6,041,445)

Net increase (decrease) in net assets resulting from share transactions	(773,617)	(1,900,252)	527,745	(2,848,175)

TOTAL INCREASE (DECREASE)	614,813	(1,544,839)	2,077,773	(2,587,314)

Net assets:

Beginning of period	11,866,530	13,411,369	10,665,365	13,252,679

End of period	$12,481,343	$11,866,530	$12,743,138	$10,665,365

Accumulated undistributed (distributions in excess of) net investment income	$(89,005)	$103,328	$(64,216)	$86,008

30          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy 2020 Portfolio		Retirement Strategy 2030 Portfolio		Retirement Strategy 2040 Portfolio
For the		For the		For the
Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal	Six Months Ended	For the Fiscal
February 28, 2011	Year Ended	February 28, 2011	Year Ended	February 28, 2011	Year Ended
(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010	(Unaudited)	August 31, 2010

$312,717	$367,262	$473,613	$484,914	$285,279	$302,306

522,076	(947,692)	524,660	(576,560)	307,837	(1,668,218)
2,149,447	1,200,250	3,832,205	738,136	2,411,724	1,790,231

2,984,240	619,820	4,830,478	646,490	3,004,840	424,319

(280,175)	(248,560)	(400,680)	(327,021)	(175,415)	(179,030)
(157,850)	(276,203)	(168,089)	(207,054)	(112,649)	(211,378)
(5,051)	(247)	(1,562)	(175)	(189)	(193)
(21,884)	(2,289)	(34,327)	(12,764)	(11,758)	(5,401)

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

(464,960)	(527,299)	(604,658)	(547,014)	(300,011)	(396,002)

3,629,466	6,286,890	7,165,525	9,572,195	3,068,390	5,216,591
464,562	527,299	602,424	547,014	299,944	395,688
(2,444,413)	(7,791,763)	(3,194,856)	(11,462,798)	(1,347,642)	(7,810,963)

1,649,615	(977,574)	4,573,093	(1,343,589)	2,020,692	(2,198,684)

4,168,895	(885,053)	8,798,913	(1,244,113)	4,725,521	(2,170,367)

14,579,490	15,464,543	19,744,552	20,988,665	11,784,300	13,954,667

$18,748,385	$14,579,490	$28,543,465	$19,744,552	$16,509,821	$11,784,300

$(72,321)	$79,922	$(63,562)	$67,483	$19,229	$33,961

The accompanying notes are an integral part of these financial statements.          31

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Statements of Changes in Net Assets

	Retirement Strategy 2050 Portfolio
	For the
	Six Months Ended	For the Fiscal
	February 28, 2011	Year Ended
	(Unaudited)	August 31, 2010

From operations:

Net investment income	$220,626	$205,101
Net realized loss from investment transactions and capital gain distributions	(151,871)	(2,166,824)
Net change in unrealized gain on investment transactions	2,330,164	2,107,719

Net increase in net assets resulting from operations	2,398,919	145,996

Distributions to shareholders:

From net investment income
Class A Shares	(79,043)	(54,568)
Institutional Shares	(168,453)	(172,324)
Class IR Shares	(180)	(158)
Class R Shares	(2,978)	(227)

Total distributions to shareholders	(250,654)	(227,277)

From share transactions:

Proceeds from sales of shares	1,411,141	2,575,477
Reinvestment of distributions	250,522	227,277
Cost of shares redeemed	(519,731)	(2,952,052)

Net increase (decrease) in net assets resulting from share transactions	1,141,932	(149,298)

TOTAL INCREASE (DECREASE)	3,290,197	(230,579)

Net assets:

Beginning of period	9,218,440	9,449,019

End of period	$12,508,637	$9,218,440

Accumulated undistributed net investment income	$97,035	$127,063

32          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements
February 28, 2011 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Portfolios” or individually a “Portfolio”), along with their corresponding share classes and respective diversification status under the Act:

Diversified/
Portfolio	Share Classes Offered	Non-diversified

All Retirement Strategies Portfolios	A, Institutional, IR and R	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Institutional, Class IR and Class R Shares are not subject to a sales charge.
Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser to each Portfolio pursuant to a management agreement (the “Agreement”) with the Trust.
The Portfolios are expected to invest primarily all of their assets in a combination of domestic and international equity, fixed income and other diversifier underlying funds (“Underlying Funds”) which are registered under the Act, for which GSAM and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that may affect the amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.

A. Investment Valuation — The investment valuation policy of the Portfolios, as well as the Underlying Funds, is to value investments at market value. Investments in the Underlying Funds are valued at the net asset value per share (“NAV”) of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, that fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The Underlying Funds may invest in debt securities which, if market quotations are readily available, are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM or GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Underlying Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
The Underlying Funds may invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. Investments in equity securities and investment companies traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Unlisted equity securities in the Underlying Funds for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the NAV of the investment company on the valuation date.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

The Underlying Funds may also invest in equity securities traded on a foreign securities exchange that are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent fair value service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by GSAM or GSAMI by taking into consideration market or security specific information as discussed below.
GSAM or GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining an Underlying Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

B. Security and Portfolio Share Transactions, and Investment Income — Purchases and sales of the Underlying Funds and Portfolio share transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Portfolio share transactions. Realized gains and losses on sales of Underlying Funds are calculated using the identified cost basis. Dividend income, capital gains and return of capital distributions from Underlying Funds are recognized on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted.
Investment income and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Portfolio based upon the relative proportion of net assets of each class.

C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios on a straight-line and/or pro-rata basis depending upon the nature of the expense and are accrued daily. Non-class specific expenses are allocated daily to each share class of the respective Portfolio based upon the relative proportion of net assets of each class. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agent, and Service fees.
Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.

D. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies (mutual funds) and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, the Portfolios are not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

	Income Distributions	Capital Gains Distributions
Portfolio	Declared/Paid	Declared/Paid

All Retirement Strategies Portfolios	Annually	Annually

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Net capital losses are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.
The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gain or capital. Certain components of the Portfolios’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. FAIR VALUE OF INVESTMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar securities, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

All Underlying Funds are classified as Level 1 securities. Please refer to the Schedule of Investments for further detail.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the trustees.
As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a management fee, computed daily and paid monthly, equal to an annual percentage rate of 0.15% of each Portfolio’s average daily net assets. GSAM agreed to waive a portion of its management fee equal to 0.05% of each Portfolio’s average daily net assets through at least December 29, 2011. Prior to such date GSAM may not terminate the agreement without the approval of the trustees.

B. Distribution and Service Plans — The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee, computed daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers, equal to, on an annual basis, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to Class A and Class R Shares, respectively. With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C. Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement, may retain a portion of the Class A front end sales charge. During the six months ended February 28, 2011, Goldman Sachs advised that it did not retain any front end sales charges.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

D. Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Portfolios for a fee pursuant to a Transfer Agency Agreement. The fees charged for such transfer agency services are computed daily and paid monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class IR and Class R Shares and 0.04% of the average daily net assets for Institutional Shares.

E. Other Expense Agreements and Affiliated Transactions — GSAM has agreed to limit certain “Other Expense” of the Portfolios (excluding management fees, distribution and service fees, transfer agent fees and expenses, taxes, interest, brokerage fees and litigation, indemnification, shareholder meetings and other extraordinary expenses, exclusive of any transfer agent fee credit reductions) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Portfolio. Such Other Expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Portfolios are 0.014%. These Other Expense reimbursements will remain in place through at least December 29, 2011, and prior to such date GSAM may not terminate the arrangements without the approval of the trustees. In addition, the Portfolios have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction in the Portfolios’ expenses.
For the six months ended February 28, 2011, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows (in thousands):

		Other	Total
	Management	Expense	Expense
Portfolio	Fee Waiver	Reimbursements	Reductions

Retirement Strategy 2010	$3	$95	$98

Retirement Strategy 2015	3	93	96

Retirement Strategy 2020	4	96	100

Retirement Strategy 2030	6	97	103

Retirement Strategy 2040	3	96	99

Retirement Strategy 2050	3	94	97

As of February 28, 2011, the amounts owed to affiliates of the Portfolios were as follows (in thousands):

		Distribution
	Management	and Service	Transfer
Portfolio	Fees	Fees	Agent Fees	Total

Retirement Strategy 2010	$1	$2	$1	$4

Retirement Strategy 2015	1	2	1	4

Retirement Strategy 2020	1	3	2	6

Retirement Strategy 2030	2	5	3	10

Retirement Strategy 2040	1	2	2	5

Retirement Strategy 2050	1	1	1	3

F. Line of Credit Facility — As of February 28, 2011, the Portfolios participated in a $580,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates. Pursuant to the terms of the facility, the Portfolios and other borrowers could

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

increase the credit amount by an additional $340,000,000, for a total of up to $920,000,000. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Portfolios based on the amount of the commitment that has not been utilized. For the six months ended February 28, 2011, the Portfolios did not have any borrowings under the facility.

G. Other Transactions with Affiliates — As of February 28, 2011, the Goldman Sachs Group, Inc. was the beneficial owner of the outstanding shares of the Portfolios as follows:

Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
Strategy 2010	Strategy 2015	Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050

42%	38%	22%	6%	24%	56%

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales of the Underlying Funds for the six months ended February 28, 2011, were as follows:

Portfolio	Purchases	Sales

Retirement Strategy 2010	$4,080,328	$4,943,981

Retirement Strategy 2015	3,934,755	3,476,877

Retirement Strategy 2020	6,159,814	4,567,938

Retirement Strategy 2030	10,543,285	5,942,991

Retirement Strategy 2040	5,070,357	3,054,433

Retirement Strategy 2050	2,827,077	1,709,862

6. TAX INFORMATION

As of the most recent fiscal year end, August 31, 2010, the Portfolios’ capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Strategy	Strategy	Strategy	Strategy	Strategy	Strategy
	2010	2015	2020	2030	2040	2050

Capital loss carryforward:(1)
Expiring 2017	$—	$(37,262)	$(92,140)	$(6,509)	$(60,191)	$(127,377)
Expiring 2018	(540,451)	(331,636)	(290,270)	(261,102)	(337,900)	(280,682)

Total capital loss carryforward	$(540,451)	$(368,898)	$(382,410)	$(267,611)	$(398,091)	$(408,059)

Timing differences (post-October loss deferral)	$(686,257)	$(1,427,553)	$(691,650)	$(428,603)	$(929,956)	$(1,018,904)

(1)	Expiration occurs on August 31 of the year indicated.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

6. TAX INFORMATION (continued)

As of February 28, 2011, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Strategy	Strategy	Strategy	Strategy	Strategy	Strategy
	2010	2015	2020	2030	2040	2050

Tax Cost	$12,674,955	$12,455,563	$18,394,855	$27,084,005	$16,041,420	$12,425,396

Gross unrealized gain	1,499,370	2,002,848	2,913,143	4,528,404	2,974,157	2,261,042
Gross unrealized loss	(1,632,317)	(1,657,580)	(2,494,454)	(2,927,451)	(2,441,009)	(2,122,181)

Net unrealized security gain (loss)	$(132,947)	$345,268	$418,689	$1,600,953	$533,148	$138,861

The difference between GAAP-basis and tax-basis unrealized gains (losses), as of the most recent fiscal year end, is attributable primarily to wash sales and differences related to the tax treatment of Underlying Fund investments.
GSAM has reviewed the Portfolios’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Portfolios’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

7. OTHER RISKS

Concentration in the Underlying Funds — The investments of a Portfolio are concentrated in the Underlying Funds, and the Portfolio’s investment performance is directly related to the investment performance of the Underlying Funds it holds. A Portfolio that has a relative concentration of its portfolio in a single Underlying Fund may be more susceptible to adverse developments affecting that Underlying Fund, and may be more susceptible to losses because of these developments.

Market and Credit Risks — In the normal course of business, the Portfolios and the Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Portfolios and the Underlying Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Portfolios and the Underlying Funds have unsettled or open transaction defaults.
Investing in foreign markets by the Underlying Funds may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

8. INDEMNIFICATIONS

Under the Trust’s organizational documents, its trustees, officers, employees and agents are indemnified, to the extent permitted by the Act, against certain liabilities that may arise out of performance of their duties to the Portfolios. Additionally, in the course of business, the Portfolios enter into contracts that contain a variety of indemnification clauses. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

9. SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Retirement Strategy 2010 Portfolio

	For the Six Months Ended
	February 28, 2011		For the Fiscal Year Ended
	(Unaudited)		August 31, 2010

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	48,814	$418,138	501,992	$4,060,841
Reinvestment of distributions	19,810	169,176	21,016	166,029
Shares redeemed	(366,762)	(3,134,109)	(309,012)	(2,497,613)

	(298,138)	(2,546,795)	213,996	1,729,257

Institutional Shares
Shares sold	1,235	10,052	11	85
Reinvestment of distributions	20,134	172,543	34,602	274,394
Shares redeemed	(3)	(24)	(538,901)	(4,300,078)

	21,366	182,571	(504,288)	(4,025,599)

Class IR Shares
Shares sold	—	—	1	10
Reinvestment of distributions	36	312	33	256
Shares redeemed	—	—	(1)	(10)

	36	312	33	256

Class R Shares
Shares sold	186,346	1,590,875	53,790	431,830
Reinvestment of distributions	7,524	64,179	27	217
Shares redeemed	(7,458)	(64,759)	(4,532)	(36,213)

	186,412	1,590,295	49,285	395,834

NET INCREASE (DECREASE)	(90,324)	$(773,617)	(240,974)	$(1,900,252)

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy 2015 Portfolio				Retirement Strategy 2020 Portfolio

For the Six Months Ended				For the Six Months Ended
February 28, 2011		For the Fiscal Year Ended		February 28, 2011		For the Fiscal Year Ended
(Unaudited)		August 31, 2010		(Unaudited)		August 31, 2010

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

84,808	$698,263	315,659	$2,412,364	215,662	$1,734,254	703,049	$5,227,980
17,202	140,540	18,160	136,021	35,190	280,114	34,284	248,560
(211,409)	(1,710,268)	(228,949)	(1,730,992)	(269,942)	(2,140,848)	(422,547)	(3,103,896)

(109,399)	(871,465)	104,870	817,393	(19,090)	(126,480)	314,786	2,372,644

59,793	476,649	28,244	211,175	150,343	1,158,684	98,490	718,892
24,584	201,345	38,537	289,801	19,689	157,513	37,992	276,203
(12,038)	(100,469)	(571,179)	(4,300,078)	(30,265)	(242,066)	(633,384)	(4,600,078)

72,339	577,525	(504,398)	(3,799,102)	139,767	1,074,131	(496,902)	(3,604,983)

—	—	3	25	11,567	92,364	13,842	102,839
34	275	32	239	632	5,051	34	247
—	—	(3)	(25)	(1,886)	(15,313)	(973)	(6,952)

34	275	32	239	10,313	82,102	12,903	96,134

101,095	815,713	18,804	142,803	82,345	644,164	32,305	237,179
3,466	28,143	112	842	2,753	21,884	316	2,289
(2,726)	(22,446)	(1,289)	(10,350)	(5,904)	(46,186)	(10,936)	(80,837)

101,835	821,410	17,627	133,295	79,194	619,862	21,685	158,631

64,809	$527,745	(381,869)	$(2,848,175)	210,184	$1,649,615	(147,528)	$(977,574)

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Notes to Financial Statements (continued)
February 28, 2011 (Unaudited)

10. SUMMARY OF SHARE TRANSACTIONS (continued)

	Retirement Strategy 2030 Portfolio

	For the Six Months Ended
	February 28, 2011		For the Fiscal Year Ended
	(Unaudited)		August 31, 2010

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	365,292	$2,787,623	1,116,258	$7,844,983
Reinvestment of distributions	52,214	399,439	47,463	327,021
Shares redeemed	(374,949)	(2,805,056)	(708,464)	(4,952,098)

	42,557	382,006	455,257	3,219,906

Institutional Shares
Shares sold	508,060	3,726,103	182,548	1,297,065
Reinvestment of distributions	21,786	167,096	29,964	207,054
Shares redeemed	(33,975)	(263,218)	(929,081)	(6,419,968)

	495,871	3,629,981	(716,569)	(4,915,849)

Class IR Shares
Shares sold	776	6,053	6,727	49,683
Reinvestment of distributions	204	1,562	25	175
Shares redeemed	(7,675)	(61,787)	(4)	(25)

	(6,695)	(54,172)	6,748	49,833

Class R Shares
Shares sold	86,211	645,746	54,419	380,464
Reinvestment of distributions	4,493	34,327	1,853	12,764
Shares redeemed	(8,328)	(64,795)	(12,853)	(90,707)

	82,376	615,278	43,419	302,521

NET INCREASE (DECREASE)	614,109	$4,573,093	(211,145)	$(1,343,589)

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy 2040 Portfolio				Retirement Strategy 2050 Portfolio

For the Six Months Ended				For the Six Months Ended
February 28, 2011		For the Fiscal Year Ended		February 28, 2011		For the Fiscal Year Ended
(Unaudited)		August 31, 2010		(Unaudited)		August 31, 2010

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

226,626	$1,678,097	688,543	$4,691,732	101,852	$749,975	291,151	$1,958,294
23,442	175,348	26,714	178,716	10,580	79,035	8,194	54,568
(153,540)	(1,136,311)	(511,127)	(3,479,427)	(48,655)	(360,103)	(178,730)	(1,211,665)

96,528	717,134	204,130	1,391,021	63,777	468,907	120,615	801,197

170,499	1,184,091	45,119	310,880	88,453	637,053	43,300	290,258
15,000	112,649	31,502	211,378	22,444	168,329	25,797	172,324
(22,937)	(172,777)	(648,040)	(4,327,298)	(13,488)	(100,235)	(256,120)	(1,611,845)

162,562	1,123,963	(571,419)	(3,805,040)	97,409	705,147	(187,023)	(1,149,263)

185	1,386	173	1,223	—	—	7	46
25	189	29	193	24	180	23	158
(197)	(1,499)	(4)	(27)	—	—	(7)	(46)

13	76	198	1,389	24	180	23	158

27,536	204,816	31,348	212,756	3,239	24,113	48,183	326,879
1,572	11,758	807	5,401	398	2,978	34	227
(4,851)	(37,055)	(610)	(4,211)	(8,090)	(59,393)	(19,048)	(128,496)

24,257	179,519	31,545	213,946	(4,453)	(32,302)	29,169	198,610

283,360	$2,020,692	(335,546)	$(2,198,684)	156,757	$1,141,932	(37,216)	$(149,298)

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011 - A	$7.91	$0.14	(d)	$1.07	$1.21	$(0.26)	$—	$(0.26)
2011 - Institutional	7.97	0.16	(d)	1.07	1.23	(0.30)	—	(0.30)
2011 - IR	7.95	0.15	(d)	1.08	1.23	(0.29)	—	(0.29)
2011 - R	7.93	0.15	(d)	1.05	1.20	(0.28)	—	(0.28)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2010 - A	7.69	0.17	(d)	0.28	0.45	(0.23)	— (e)	(0.23)
2010 - Institutional	7.74	0.24	(d)	0.24	0.48	(0.25)	— (e)	(0.25)
2010 - IR	7.72	0.20	(d)	0.27	0.47	(0.24)	— (e)	(0.24)
2010 - R	7.71	0.07	(d)	0.36	0.43	(0.21)	— (e)	(0.21)

2009 - A	9.03	0.26	(d)	(1.29)	(1.03)	(0.24)	(0.07)	(0.31)
2009 - Institutional	9.06	0.28	(d)	(1.28)	(1.00)	(0.25)	(0.07)	(0.32)
2009 - IR	9.04	0.27	(d)	(1.28)	(1.01)	(0.24)	(0.07)	(0.31)
2009 - R	9.01	0.24	(d)	(1.28)	(1.04)	(0.19)	(0.07)	(0.26)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced September 5, 2007)	10.00	0.30		(1.01)	(0.71)	(0.20)	(0.06)	(0.26)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.32		(0.98)	(0.66)	(0.22)	(0.06)	(0.28)
2008 - IR (Commenced November 30, 2007)	10.28	0.32		(1.28)	(0.96)	(0.22)	(0.06)	(0.28)
2008 - R (Commenced November 30, 2007)	10.28	0.31		(1.31)	(1.00)	(0.21)	(0.06)	(0.27)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Amount is less than $0.005 per share.
(f)	Annualized.

44          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$8.86	15.42%	$5,091	0.55	%(f)	2.11	%(f)	3.17	%(f)	32%
8.90	15.59	5,284	0.15	(f)	1.71	(f)	3.69	(f)	32
8.89	15.60	10	0.30	(f)	1.86	(f)	3.54	(f)	32
8.85	15.32	2,096	0.80	(f)	2.36	(f)	3.46	(f)	32

7.91	5.85	6,901	0.55		2.06		2.06		60
7.97	6.28	4,558	0.15		1.66		2.90		60
7.95	6.16	9	0.30		1.81		2.43		60
7.93	5.56	399	0.80		2.31		0.86		60

7.69	(10.77)	5,065	0.55		3.16		3.91		54
7.74	(10.38)	8,330	0.15		2.76		4.13		54
7.72	(10.59)	8	0.30		2.91		3.97		54
7.71	(10.98)	8	0.80		3.41		3.50		54

9.03	(7.27)	1,604	0.55	(f)	3.54	(f)	2.59	(f)	41
9.06	(6.85)	9,296	0.15	(f)	3.14	(f)	2.74	(f)	41
9.04	(9.58)	9	0.30	(f)	3.29	(f)	2.37	(f)	41
9.01	(9.92)	9	0.80	(f)	3.79	(f)	2.30	(f)	41

The accompanying notes are an integral part of these financial statements.          45

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011 - A	$7.44	$0.14	(d)	$1.16	$1.30	$(0.23)	$—	$(0.23)
2011 - Institutional	7.48	0.16	(d)	1.17	1.33	(0.26)	—	(0.26)
2011 - IR	7.47	0.15	(d)	1.17	1.32	(0.25)	—	(0.25)
2011 - R	7.42	0.15	(d)	1.14	1.29	(0.25)	—	(0.25)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2010 - A	7.29	0.15	(d)	0.21	0.36	(0.21)	—	(0.21)
2010 - Institutional	7.33	0.21	(d)	0.17	0.38	(0.23)	—	(0.23)
2010 - IR	7.31	0.18	(d)	0.20	0.38	(0.22)	—	(0.22)
2010 - R	7.30	0.08	(d)	0.25	0.33	(0.21)	—	(0.21)

2009 - A	8.86	0.23	(d)	(1.45)	(1.22)	(0.21)	(0.14)	(0.35)
2009 - Institutional	8.89	0.26	(d)	(1.46)	(1.20)	(0.22)	(0.14)	(0.36)
2009 - IR	8.87	0.25	(d)	(1.46)	(1.21)	(0.21)	(0.14)	(0.35)
2009 - R	8.84	0.21	(d)	(1.44)	(1.23)	(0.17)	(0.14)	(0.31)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced September 5, 2007)	10.00	0.30		(1.16)	(0.86)	(0.22)	(0.06)	(0.28)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.32		(1.13)	(0.81)	(0.24)	(0.06)	(0.30)
2008 - IR (Commenced November 30, 2007)	10.26	0.31		(1.40)	(1.09)	(0.24)	(0.06)	(0.30)
2008 - R (Commenced November 30, 2007)	10.26	0.31		(1.44)	(1.13)	(0.23)	(0.06)	(0.29)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

46          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$8.51	17.58%	$4,966	0.55	%(e)	2.14	%(e)	3.43	%(e)	29%
8.55	17.97	6,742	0.15	(e)	1.74	(e)	3.86	(e)	29
8.54	17.84	10	0.30	(e)	1.89	(e)	3.67	(e)	29
8.46	17.50	1,025	0.80	(e)	2.39	(e)	3.69	(e)	29

7.44	4.94	5,153	0.55		2.14		2.02		49
7.48	5.23	5,361	0.15		1.74		2.79		49
7.47	5.25	8	0.30		1.89		2.34		49
7.42	4.55	143	0.80		2.39		1.12		49

7.29	(12.96)	4,287	0.55		3.23		3.58		39
7.33	(12.64)	8,946	0.15		2.83		3.95		39
7.31	(12.85)	8	0.30		2.98		3.81		39
7.30	(13.25)	12	0.80		3.48		3.30		39

8.86	(8.80)	1,741	0.55	(e)	3.57	(e)	2.27	(e)	34
8.89	(8.38)	9,855	0.15	(e)	3.17	(e)	2.60	(e)	34
8.87	(10.90)	9	0.30	(e)	3.32	(e)	2.79	(e)	34
8.84	(11.24)	9	0.80	(e)	3.82	(e)	2.25	(e)	34

The accompanying notes are an integral part of these financial statements.          47

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011 - A	$7.14	$0.14	(d)	$1.26	$1.40	$(0.21)	$—	$(0.21)
2011 - Institutional	7.19	0.16	(d)	1.25	1.41	(0.23)	—	(0.23)
2011 - IR	7.18	0.16	(d)	1.25	1.41	(0.23)	—	(0.23)
2011 - R	7.14	0.15	(d)	1.23	1.38	(0.21)	—	(0.21)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2010 - A	7.06	0.14	(d)	0.16	0.30	(0.22)	—	(0.22)
2010 - Institutional	7.10	0.21	(d)	0.12	0.33	(0.24)	—	(0.24)
2010 - IR	7.09	0.09	(d)	0.23	0.32	(0.23)	—	(0.23)
2010 - R	7.08	0.09	(d)	0.20	0.29	(0.23)	—	(0.23)

2009 - A	8.74	0.19	(d)	(1.57)	(1.38)	(0.15)	(0.15)	(0.30)
2009 - Institutional	8.77	0.23	(d)	(1.58)	(1.35)	(0.17)	(0.15)	(0.32)
2009 - IR	8.75	0.22	(d)	(1.58)	(1.36)	(0.15)	(0.15)	(0.30)
2009 - R	8.72	0.13	(d)	(1.51)	(1.38)	(0.11)	(0.15)	(0.26)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced September 5, 2007)	10.00	0.30		(1.27)	(0.97)	(0.23)	(0.06)	(0.29)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.31		(1.24)	(0.93)	(0.24)	(0.06)	(0.30)
2008 - IR (Commenced November 30, 2007)	10.25	0.31		(1.51)	(1.20)	(0.24)	(0.06)	(0.30)
2008 - R (Commenced November 30, 2007)	10.25	0.30		(1.53)	(1.23)	(0.24)	(0.06)	(0.30)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

48          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$8.33	19.67%	$11,500	0.55	%(e)	1.73	%(e)	3.51	%(e)	27%
8.37	19.80	6,143	0.15	(e)	1.33	(e)	3.98	(e)	27
8.36	19.78	203	0.30	(e)	1.48	(e)	3.98	(e)	27
8.31	19.52	903	0.80	(e)	1.98	(e)	3.76	(e)	27

7.14	4.21	9,999	0.55		1.91		1.95		64
7.19	4.66	4,270	0.15		1.51		2.82		64
7.18	4.53	100	0.30		1.66		1.22		64
7.14	3.98	210	0.80		2.16		1.16		64

7.06	(15.06)	7,658	0.55		3.00		3.04		45
7.10	(14.69)	7,744	0.15		2.60		3.73		45
7.09	(14.80)	8	0.30		2.75		3.58		45
7.08	(15.21)	55	0.80		3.25		1.98		45

8.74	(9.94)	3,049	0.55	(e)	3.47	(e)	2.06	(e)	33
8.77	(9.56)	9,040	0.15	(e)	3.07	(e)	2.48	(e)	33
8.75	(11.97)	9	0.30	(e)	3.22	(e)	2.68	(e)	33
8.72	(12.31)	9	0.80	(e)	3.72	(e)	2.17	(e)	33

The accompanying notes are an integral part of these financial statements.          49

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011 - A	$6.71	$0.14	(d)	$1.35	$1.49	$(0.17)	$—	$(0.17)
2011 - Institutional	6.75	0.16	(d)	1.35	1.51	(0.20)	—	(0.20)
2011 - IR	6.74	0.15	(d)	1.32	1.47	(0.19)	—	(0.19)
2011 - R	6.71	0.14	(d)	1.33	1.47	(0.17)	—	(0.17)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2010 - A	6.65	0.13	(d)	0.08	0.21	(0.15)	—	(0.15)
2010 - Institutional	6.68	0.21	(d)	0.03	0.24	(0.17)	—	(0.17)
2010 - IR	6.67	0.07	(d)	0.16	0.23	(0.16)	—	(0.16)
2010 - R	6.66	0.10	(d)	0.11	0.21	(0.16)	—	(0.16)

2009 - A	8.53	0.14	(d)	(1.69)	(1.55)	(0.18)	(0.15)	(0.33)
2009 - Institutional	8.55	0.20	(d)	(1.73)	(1.53)	(0.19)	(0.15)	(0.34)
2009 - IR	8.53	0.20	(d)	(1.73)	(1.53)	(0.18)	(0.15)	(0.33)
2009 - R	8.50	0.02	(d)	(1.57)	(1.55)	(0.14)	(0.15)	(0.29)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced September 5, 2007)	10.00	0.29		(1.45)	(1.16)	(0.24)	(0.07)	(0.31)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.30		(1.43)	(1.13)	(0.25)	(0.07)	(0.32)
2008 - IR (Commenced November 30, 2007)	10.22	0.30		(1.67)	(1.37)	(0.25)	(0.07)	(0.32)
2008 - R (Commenced November 30, 2007)	10.22	0.29		(1.69)	(1.40)	(0.25)	(0.07)	(0.32)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

50          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$8.03	22.38%	$19,379	0.55	%(e)	1.37	%(e)	3.62	%(e)	24%
8.06	22.54	7,507	0.15	(e)	0.97	(e)	4.22	(e)	24
8.02	22.45	9	0.30	(e)	1.12	(e)	3.91	(e)	24
8.01	22.04	1,648	0.80	(e)	1.62	(e)	3.74	(e)	24

6.71	3.14	15,923	0.55		1.57		1.92		67
6.75	3.57	2,941	0.15		1.17		2.99		67
6.74	3.44	53	0.30		1.32		0.98		67
6.71	3.02	827	0.80		1.82		1.42		67

6.65	(17.33)	12,749	0.55		2.66		2.48		39
6.68	(16.99)	7,700	0.15		2.26		3.48		39
6.67	(17.10)	7	0.30		2.41		3.37		39
6.66	(17.52)	533	0.80		2.91		0.25		39

8.53	(11.97)	3,747	0.55	(e)	3.42	(e)	1.91	(e)	39
8.55	(11.67)	8,838	0.15	(e)	3.02	(e)	2.33	(e)	39
8.53	(13.77)	9	0.30	(e)	3.17	(e)	2.65	(e)	39
8.50	(14.11)	9	0.80	(e)	3.67	(e)	2.14	(e)	39

The accompanying notes are an integral part of these financial statements.          51

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011 - A	$6.49	$0.14	(d)	$1.37	$1.51	$(0.14)	$—	$(0.14)
2011 - Institutional	6.52	0.15	(d)	1.39	1.54	(0.16)	—	(0.16)
2011 - IR	6.51	0.15	(d)	1.38	1.53	(0.15)	—	(0.15)
2011 - R	6.48	0.14	(d)	1.37	1.51	(0.14)	—	(0.14)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2010 - A	6.48	0.12	(d)	0.06	0.18	(0.17)	—	(0.17)
2010 - Institutional	6.51	0.18	(d)	0.02	0.20	(0.19)	—	(0.19)
2010 - IR	6.49	0.14	(d)	0.06	0.20	(0.18)	—	(0.18)
2010 - R	6.49	0.08	(d)	0.08	0.16	(0.17)	—	(0.17)

2009 - A	8.45	0.12	(d)	(1.72)	(1.60)	(0.16)	(0.21)	(0.37)
2009 - Institutional	8.47	0.20	(d)	(1.77)	(1.57)	(0.18)	(0.21)	(0.39)
2009 - IR	8.45	0.19	(d)	(1.78)	(1.59)	(0.16)	(0.21)	(0.37)
2009 - R	8.42	0.04	(d)	(1.64)	(1.60)	(0.12)	(0.21)	(0.33)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced September 5, 2007)	10.00	0.29		(1.52)	(1.23)	(0.25)	(0.07)	(0.32)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.30		(1.50)	(1.20)	(0.26)	(0.07)	(0.33)
2008 - IR (Commenced November 30, 2007)	10.21	0.30		(1.73)	(1.43)	(0.26)	(0.07)	(0.33)
2008 - R (Commenced November 30, 2007)	10.21	0.30		(1.77)	(1.47)	(0.25)	(0.07)	(0.32)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

52          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$7.86	23.36%	$10,174	0.55	%(e)	1.90	%(e)	3.73	%(e)	21%
7.90	23.81	5,647	0.15	(e)	1.50	(e)	4.11	(e)	21
7.89	23.68	10	0.30	(e)	1.65	(e)	4.09	(e)	21
7.85	23.33	678	0.80	(e)	2.15	(e)	3.83	(e)	21

6.49	2.66	7,769	0.55		2.07		1.78		63
6.52	2.94	3,605	0.15		1.67		2.68		63
6.51	2.97	8	0.30		1.82		1.99		63
6.48	2.38	402	0.80		2.32		1.19		63

6.48	(17.91)	6,435	0.55		3.41		2.24		36
6.51	(17.53)	7,314	0.15		3.01		3.45		36
6.49	(17.77)	7	0.30		3.16		3.31		36
6.49	(18.08)	198	0.80		3.66		0.73		36

8.45	(12.73)	1,751	0.55	(e)	3.64	(e)	1.83	(e)	32
8.47	(12.43)	8,760	0.15	(e)	3.24	(e)	2.26	(e)	32
8.45	(14.43)	9	0.30	(e)	3.39	(e)	2.59	(e)	32
8.42	(14.77)	9	0.80	(e)	3.89	(e)	2.08	(e)	32

The accompanying notes are an integral part of these financial statements.          53

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from				Distributions
		investment operations				to shareholders
	Net asset
	value,	Net		Net realized	Total from	From net	From net
	beginning	investment		and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)		gain (loss)	operations	income	gains	distributions

FOR THE SIX MONTHS ENDED FEBRUARY 28, (UNAUDITED)
2011 - A	$6.42	$0.14		$1.45	$1.59	$(0.15)	$—	$(0.15)
2011 - Institutional	6.46	0.15		1.45	1.60	(0.17)	—	(0.17)
2011 - IR	6.45	0.14		1.45	1.59	(0.16)	—	(0.16)
2011 - R	6.41	0.12		1.46	1.58	(0.12)	—	(0.12)

FOR THE FISCAL YEARS ENDED AUGUST 31,
2010 - A	6.42	0.11	(d)	0.03	0.14	(0.14)	—	(0.14)
2010 - Institutional	6.44	0.15	(d)	0.03	0.18	(0.16)	—	(0.16)
2010 - IR	6.43	0.13	(d)	0.04	0.17	(0.15)	—	(0.15)
2010 - R	6.43	0.01	(d)	0.10	0.11	(0.13)	—	(0.13)

2009 - A	8.40	0.10	(d)	(1.74)	(1.64)	(0.09)	(0.25)	(0.34)
2009 - Institutional	8.43	0.18	(d)	(1.82)	(1.64)	(0.10)	(0.25)	(0.35)
2009 - IR	8.41	0.17	(d)	(1.81)	(1.64)	(0.09)	(0.25)	(0.34)
2009 - R	8.38	0.14	(d)	(1.79)	(1.65)	(0.05)	(0.25)	(0.30)

FOR THE PERIOD ENDED AUGUST 31,
2008 - A (Commenced September 5, 2007)	10.00	0.29		(1.57)	(1.28)	(0.25)	(0.07)	(0.32)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.30		(1.54)	(1.24)	(0.26)	(0.07)	(0.33)
2008 - IR (Commenced November 30, 2007)	10.21	0.30		(1.77)	(1.47)	(0.26)	(0.07)	(0.33)
2008 - R (Commenced November 30, 2007)	10.21	0.29		(1.79)	(1.50)	(0.26)	(0.07)	(0.33)

(a)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total returns for periods less than one full year are not annualized.
(c)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(d)	Calculated based on the average shares outstanding methodology.
(e)	Annualized.

54          The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

							Ratio of
		Net assets,	Ratio of		Ratio of		net investment
Net asset		end of	net expenses		total expenses		income		Portfolio
value, end	Total	period	to average		to average		to average		turnover
of period	return(b)	(in 000s)	net assets(c)		net assets(c)		net assets(a)		rate

$7.86	24.90%	$4,269	0.55	%(e)	2.29	%(e)	3.74	%(e)	15%
7.89	24.96	8,027	0.15	(e)	1.89	(e)	4.10	(e)	15
7.88	24.83	9	0.30	(e)	2.04	(e)	3.94	(e)	15
7.87	24.77	204	0.80	(e)	2.54	(e)	3.22	(e)	15

6.42	2.08	3,080	0.55		2.56		1.67		53
6.46	2.65	5,937	0.15		2.16		2.16		53
6.45	2.52	7	0.30		2.31		1.94		53
6.41	1.68	195	0.80		2.81		0.10		53

6.42	(18.64)	2,304	0.55		4.38		1.76		28
6.44	(18.51)	7,131	0.15		3.98		3.21		28
6.43	(18.62)	7	0.30		4.13		3.09		28
6.43	(18.93)	8	0.80		4.63		2.54		28

8.40	(13.18)	501	0.55	(e)	3.79	(e)	1.74	(e)	39
8.43	(12.77)	8,716	0.15	(e)	3.39	(e)	2.13	(e)	39
8.41	(14.77)	9	0.30	(e)	3.54	(e)	2.35	(e)	39
8.38	(15.11)	8	0.80	(e)	4.04	(e)	1.87	(e)	39

The accompanying notes are an integral part of these financial statements.          55

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Portfolio Expenses — Six Month Period Ended February 28, 2011 (Unaudited)

As a shareholder of Class A, Institutional, Class IR or Class R Shares of a Portfolio, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A and Class R Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Class IR or Class R Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2010 through February 28, 2011.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees and do not include expenses of Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Retirement Strategy Portfolio 2010				Retirement Strategy Portfolio 2015				Retirement Strategy Portfolio 2020				Retirement Strategy Portfolio 2030				Retirement Strategy Portfolio 2040				Retirement Strategy Portfolio 2050
				Expenses				Expenses				Expenses				Expenses				Expenses				Expenses
	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the	Beginning	Ending		Paid for the
	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended	Account Value	Account Value		6 months ended
Share Class	9/1/10	2/28/11		2/28/11*	9/1/10	2/28/11		2/28/11*	9/1/10	2/28/11		2/28/11*	9/1/10	2/28/11		2/28/11*	9/1/10	2/28/11		2/28/11*	9/1/10	2/28/11		2/28/11*
Class A
Actual	$1,000.00	$1,154.20		$2.94	$1,000.00	$1,175.80		$2.97	$1,000.00	$1,196.70		$3.00	$1,000.00	$1,223.80		$3.03	$1,000.00	$1,233.60		$3.05	$1,000.00	$1,249.00		$3.07
Hypothetical 5% return	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76	1,000.00	1,022.07	+	2.76

Institutional
Actual	1,000.00	1,155.90		0.80	1,000.00	1,179.70		0.81	1,000.00	1,198.00		0.82	1,000.00	1,225.40		0.83	1,000.00	1,238.10		0.83	1,000.00	1,249.60		0.84
Hypothetical 5% return	1,000.00	1,024.05	+	0.75	1,000.00	1,024.05	+	0.75	1,000.00	1,024.05	+	0.75	1,000.00	1,024.05	+	0.75	1,000.00	1,024.05	+	0.75	1,000.00	1,024.05	+	0.75

Class IR
Actual	1,000.00	1,156.00		1.60	1,000.00	1,178.40		1.62	1,000.00	1,197.80		1.63	1,000.00	1,224.50		1.65	1,000.00	1,236.80		1.66	1,000.00	1,248.30		1.67
Hypothetical 5% return	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51	1,000.00	1,023.31	+	1.51

Class R
Actual	1,000.00	1,153.20		4.27	1,000.00	1,175.00		4.31	1,000.00	1,195.20		4.35	1,000.00	1,220.40		4.40	1,000.00	1,233.30		4.43	1,000.00	1,247.70		4.46
Hypothetical 5% return	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	4.01	1,000.00	1,020.83	+	4.01

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended February 28, 2011. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional	Class IR	Class R

Retirement Strategy 2010	0.55%	0.15%	0.30%	0.80%
Retirement Strategy 2015	0.55	0.15	0.30	0.80
Retirement Strategy 2020	0.55	0.15	0.30	0.80
Retirement Strategy 2030	0.55	0.15	0.30	0.80
Retirement Strategy 2040	0.55	0.15	0.30	0.80
Retirement Strategy 2050	0.55	0.15	0.30	0.80

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $717.1 billion in assets under management as of December 31, 2010 — our investment professionals bring firsthand knowledge of local markets to every investment decision. Goldman Sachs Asset Management ranks in the top 10 asset management firms worldwide, based on assets under management.1

OVERVIEW OF GOLDMAN SACHS FUNDS

Money Market[2]Financial Square Fundssm
■ Financial Square Tax-Exempt Funds
■ Financial Square Federal Fund
■ Financial Square Government Fund
■ Financial Square Money Market Fund
■ Financial Square Prime Obligations Fund
■ Financial Square Treasury Instruments Fund
■ Financial Square Treasury Obligations Fund

Fixed Income
Short Duration and Government
■ Enhanced Income Fund
■ Ultra-Short Duration Govt. Fund
■ Short Duration Government Fund
■ Government Income Fund
■ Inflation Protected Securities Fund
Multi-Sector
■ Core Fixed Income Fund
■ Core Plus Fixed Income Fund
■ Global Income Fund
■ Strategic Income Fund
Municipal and Tax-Free
■ High Yield Municipal Fund
■ Municipal Income Fund
■ Short Duration Tax-Free Fund
Single Sector
■ Investment Grade Credit Fund
■ U.S. Mortgages Fund
■ High Yield Fund
■ High Yield Floating Rate Fund

■ Emerging Markets Debt Fund
■ Local Emerging Markets Debt Fund
Corporate Credit
■ Credit Strategies Fund

Fundamental Equity
■ Growth and Income Fund
■ Small Cap Value Fund
■ Mid Cap Value Fund
■ Large Cap Value Fund
■ Capital Growth Fund
■ Strategic Growth Fund
■ Small/Mid Cap Growth Fund
■ Flexible Cap Growth Fund[3]
■ Concentrated Growth Fund
■ Technology Tollkeeper FundSM 5
■ Growth Opportunities Fund
■ U.S. Equity Fund

Structured Equity
■ Balanced Fund
■ Structured Small Cap Equity Fund
■ Structured U.S. Equity Fund
■ Structured Small Cap Growth Fund
■ Structured Large Cap Growth Fund
■ Structured Large Cap Value Fund
■ Structured Small Cap Value Fund
■ Structured Tax-Managed Equity Fund
■ Structured International Tax-Managed Equity Fund
■ U.S. Equity Dividend and Premium Fund

■ International Equity Dividend and Premium Fund
■ Structured International Small Cap Fund
■ Structured International Equity Fund
■ Structured Emerging Markets Equity Fund

Fundamental Equity International
■ Strategic International Equity Fund
■ Concentrated International Equity Fund
■ International Small Cap Fund
■ Asia Equity Fund
■ Emerging Markets Equity Fund
■ BRIC Fund (Brazil, Russia, India, China)
■ N-11 Equity Fund

Select Satellite[4]■ Real Estate Securities Fund
■ International Real Estate Securities Fund
■ Commodity Strategy Fund
■ Dynamic Allocation Fund
■ Absolute Return Tracker Fund

Total Portfolio Solutions[4]■ Balanced Strategy Portfolio
■ Growth and Income Strategy Portfolio
■ Growth Strategy Portfolio
■ Equity Growth Strategy Portfolio
■ Income Strategies Portfolio
■ Satellite Strategies Portfolio
■ Retirement Strategies Portfolios
■ Enhanced Dividend Global Equity Portfolio
■ Tax Advantaged Global Equity Portfolio

Firmwide assets under management includes assets managed by GSAM and its Investment Advisory Affiliates.

[1]	Ranking for Goldman Sachs Group, Inc., includes Goldman Sachs Asset Management, Private Wealth Management and Merchant Banking 2009 year-end assets. Ranked 9th in total assets worldwide. Pensions&Investments, June 2010.
[2]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.
[3]	Effective March 31, 2011, the Goldman Sachs All Cap Growth Fund changed its name to the Goldman Sachs Flexible Cap Growth Fund.
[4]	Individual Funds within the Total Portfolio Solutions and Select Satellite categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Total Portfolio Solutions or Select Satellite category.
[5]	Effective July 31, 2010, the Goldman Sachs Tollkeeper Fund was renamed the Goldman Sachs Technology Tollkeeper Fund.
The Goldman Sachs Technology Tollkeeper Fundsm and Financial Square Fundssm are registered service marks of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman Donald C. Burke John P. Coblentz, Jr. Diana M. Daniels Joseph P. LoRusso James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President George F. Travers, Principal Financial Officer Peter V. Bonanno, Secretary Scott M. McHugh, Treasurer

GOLDMAN, SACHS & CO Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P. 200 West Street, New York, New York 10282

The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

Portfolios on the efficient frontier are optimal in both the sense that they offer maximal expected return for some given level of risk and minimal risk for some given level of expected return. The efficient frontier is the line created from a risk-reward graph, comprised of optimal portfolios. The optimal portfolios plotted along the curve have the highest expected return possible for the given amount of risk.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Form N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Holdings and allocations shown may not be representative of current or future investments.

Holdings and allocations may not include the Portfolios’ entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman, Sachs & Co. by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2011 Goldman Sachs. All rights reserved. 51119.MF.MED.TMPL/4/2011 RTMTSAR11/1K

ITEM 2.	CODE OF ETHICS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Stockholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	The information required by this Item is only required in connection with an annual report on this Form N-CSR.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 2, 2011

By:	/s/ George F. Travers

George F. Travers
Principal Financial Officer
Goldman Sachs Trust

Date:	May 2, 2011